Employee Benefits, Pension and Other Benefit Plan Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) strategy	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Investments at NAV	$ 30	$ 48
Total plan assets	10,656	10,113
Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Investments at NAV	594	592
Net receivables	51	48
Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Investments at NAV	0	189
Net receivables	1	0
Total plan assets	565	549	$ 568
Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	28	52	61
Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 23	23	23
Long duration fixed income [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Duration target	10 years
Long duration fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 0	19	16
High-yield fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 0	0	4
Domestic large-cap stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Number of unique investment strategies | strategy	8
Global stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Number of unique investment strategies | strategy	4
International stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Number of unique investment strategies | strategy	5
Real estate [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 20	25	33
Other [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	8	8	8
Other [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 23	23	$ 23
Maximum [Member] | Global stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	60.00%
Maximum [Member] | Investment Strategy [Member] | Defined Benefit Plan, Total Plan Assets [Member] | Domestic large-cap stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Concentration risk, percentage	2.50%
Maximum [Member] | Investment Strategy [Member] | Defined Benefit Plan, Total Plan Assets [Member] | Global stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Concentration risk, percentage	1.50%
Maximum [Member] | Investment Strategy [Member] | Defined Benefit Plan, Total Plan Assets [Member] | International stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Concentration risk, percentage	2.50%
Minimum [Member] | Global stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	40.00%
Excluding NAV Investments [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 10,022	9,480
Excluding NAV Investments [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	564	360
Excluding NAV Investments [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	3,062	2,851
Excluding NAV Investments [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	111	127
Excluding NAV Investments [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	6,932	6,577
Excluding NAV Investments [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	430	210
Excluding NAV Investments [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	28	52
Excluding NAV Investments [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	23	23
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	235	279
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	108	108
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	1	4
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	85	103
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	234	275
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	23	5
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	5,299	4,910
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	875	868
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	4,424	4,023
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	19
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	255	307
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	185	98
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	255	307
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	185	98
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	267	263
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	5
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	267	258
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | International fixed income [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	283	315
Excluding NAV Investments [Member] | International fixed income [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | International fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	60	54
Excluding NAV Investments [Member] | International fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | International fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	223	261
Excluding NAV Investments [Member] | International fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | International fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | International fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	1,125	1,066
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	130	68
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	825	750
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	300	316
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	130	68
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	360	329
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	34	18
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	227	205
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	133	124
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	34	18
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	236	197
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	20	10
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	224	185
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	12	12
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	20	10
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Global stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	480	462
Excluding NAV Investments [Member] | Global stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Global stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	89	90
Excluding NAV Investments [Member] | Global stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Global stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	391	372
Excluding NAV Investments [Member] | Global stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Global stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Global stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | International stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	799	736
Excluding NAV Investments [Member] | International stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	61	32
Excluding NAV Investments [Member] | International stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	542	515
Excluding NAV Investments [Member] | International stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	23	21
Excluding NAV Investments [Member] | International stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	257	221
Excluding NAV Investments [Member] | International stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	38	11
Excluding NAV Investments [Member] | International stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | International stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	305	277
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	305	277
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Real estate [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	208	142
Excluding NAV Investments [Member] | Real estate [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Real estate [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	157	116
Excluding NAV Investments [Member] | Real estate [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Real estate [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	31	1
Excluding NAV Investments [Member] | Real estate [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Real estate [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	20	25
Excluding NAV Investments [Member] | Real estate [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Hedge funds [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	90	112
Excluding NAV Investments [Member] | Hedge funds [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Hedge funds [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	62	59
Excluding NAV Investments [Member] | Hedge funds [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Hedge funds [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	28	53
Excluding NAV Investments [Member] | Hedge funds [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Hedge funds [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Hedge funds [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Other [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	80	85
Excluding NAV Investments [Member] | Other [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	26	26
Excluding NAV Investments [Member] | Other [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Other [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	3	3
Excluding NAV Investments [Member] | Other [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	72	77
Excluding NAV Investments [Member] | Other [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Other [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	8	8
Excluding NAV Investments [Member] | Other [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	23	23
Including NAV Investments [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	10,667	10,120
Including NAV Investments [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 565	$ 549